Other Current Liabilities - Summary of Warrant Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2022
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	€ 4,041	€ 9,002
Public Warrant [Member]
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	2,612	5,826
Private Placement Warrant [Member]
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	1,429	3,176
Warrant [Member]
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	€ 4,041	€ 9,002	€ 5,261